15. Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Carrying amount and estimated fair value of the Company's financial instruments

The carrying amount and estimated fair value of the Company’s financial instruments at December 31, 2014 and 2013 are as follows:

(Dollars in thousands)
		Fair Value Measurements at December 31, 2014
	Carrying Amount	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$69,098	69,098	-	-	69,098
Investment securities available for sale	$281,099	1,378	278,971	750	281,099
Other investments	$4,031	-	-	4,031	4,031
Mortgage loans held for sale	$1,375	-	-	1,375	1,375
Loans, net	$640,809	-	-	644,708	644,708
Cash surrender value of life insurance	$14,125	-	14,125	-	14,125

Liabilities:
Deposits	$814,700	-	-	813,288	813,288
Securities sold under agreements
to repurchase	$48,430	-	48,430	-	48,430
FHLB borrowings	$50,000	-	49,598	-	49,598
Junior subordinated debentures	$20,619	-	20,619	-	20,619

(Dollars in thousands)
		Fair Value Measurements at December 31, 2013
	Carrying Amount	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$76,773	76,773	-	-	76,773
Investment securities available for sale	$297,890	1,689	294,951	1,250	297,890
Other investments	$4,990	-	-	4,990	4,990
Mortgage loans held for sale	$497	-	-	497	497
Loans, net	$607,459	-	-	612,132	612,132
Cash surrender value of life insurance	$13,706	-	13,706	-	13,706

Liabilities:
Deposits	$799,361	-	-	798,460	798,460
Securities sold under agreements
to repurchase	$45,396	-	45,396	-	45,396
FHLB borrowings	$65,000	-	65,891	-	65,891
Junior subordinated debentures	$20,619	-	20,619	-	20,619